Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of net carrying amounts of the Company's financial instruments broken down by the functional currencies
	Net monetary position liability
Functional currency	06.30.2022	06.30.2021
Argentine Peso	(44,735)	(71,843)
Total	(44,735)	(71,843)

Schedule of Group's derivative financial liabilities to the contractual maturity date.
June 30, 2022	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	4,625	103	40	26	40	4,834
Borrowings	61,682	10,470	2,150	115	317	74,734
Finance leases obligations	87	88	93	99	2,095	2,462
Derivative Financial Instruments	16	-	-	-	-	16
Total	66,410	10,661	2,283	240	2,452	82,046
June 30, 2021	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	4,900	171	2	-	-	5,073
Borrowings	25,268	66,631	9,338	346	304	101,887
Finance leases obligations	153	143	146	148	2,898	3,488
Derivative Financial Instruments	79	15	-	-	-	94
Total	30,400	66,960	9,486	494	3,202	110,542

Schedule of Group's key metrics in relation to managing its capital structure
	June 30, 2022	June 30, 2021
Gearing ratio (i)	31.99%	50.12%
Debt ratio (ii)	24.31%	32.37%